Selling and Promotion Expenses (Details) - Schedule of selling and promotion expenses - USD ($)	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Schedule of Selling and Promotion Expenses [Abstract]
Marketing and promotional expenditures	$ 657,238	$ 3,792,621